QUARTERLY RESULTS (UNAUDITED)	12 Months Ended
Dec. 31, 2020
Quarterly Financial Information Disclosure [Abstract]
QUARTERLY RESULTS (UNAUDITED)

NOTE 18—QUARTERLY RESULTS (UNAUDITED)

	Quarter Ended	Quarter Ended	Quarter Ended	Quarter Ended
	March 31(a)(e)	June 30(b)(e)	September 30(c)(e)	December 31(d)(e)

	(In thousands, except per share data)
Year Ended December 31, 2020
Revenue	$684,124	$726,361	$788,377	$848,819
Cost of revenue	$179,327	$178,639	$207,643	$249,122
Operating loss	$(312,338)	$(107,019)	$(128,626)	$(24,366)
Net (loss) earnings	$(330,571)	$(94,064)	$185,861	$507,360
Net (loss) earnings attributable to IAC shareholders	$(328,199)	$(96,117)	$184,917	$509,125
Per share information attributable to IAC shareholders:
Basic (loss) earnings per share(f)(g)	$(3.86)	$(1.13)	$2.17	$5.96
Diluted (loss) earnings per share(f)(g)	$(3.86)	$(1.13)	$2.04	$5.59

	Quarter Ended	Quarter Ended	Quarter Ended	Quarter Ended
	March 31(e)	June 30(e)	September 30(e)	December 31(e)

	(In thousands, except per share data)
Year Ended December 31, 2019
Revenue	$641,220	$688,685	$705,382	$670,514
Cost of revenue	$139,848	$149,725	$158,161	$152,506
Operating (loss) income	$(34,183)	$(13,770)	$13,912	$(16,408)
Net (loss) earnings	$(13,673)	$22,021	$18,378	$5,457
Net (loss) earnings attributable to IAC shareholders	$(14,247)	$13,789	$16,466	$6,887
Per share information attributable to IAC shareholders:
Basic (loss) earnings per share(f)(g)	$(0.17)	$0.16	$0.19	$0.08
Diluted (loss) earnings per share(f)(g)	$(0.17)	$0.16	$0.19	$0.08
(a)	The first quarter of 2020 includes:
i.	as a result of the effects of COVID-19:
●	an after-tax $208.9 million impairment related to the goodwill of the Desktop reporting unit;
●	an after-tax $16.4 million impairment related to certain indefinite-lived intangible assets of the Desktop reporting unit;
●	an after-tax $51.5 million impairment of certain equity securities without readily determinable fair values; and
●	an after-tax $7.5 million impairment of a note receivable and a warrant related to certain investee.
(b)	The second quarter includes:
i.	after-tax stock-based compensation expense of $40.7 million related to the modification of previously issued equity awards as a result of the MTCH Separation; and an
ii.	after-tax unrealized loss of $24.7 million related to IAC’s investment in MGM.
(c)	The third quarter of 2020 includes:
i.	an after-tax $53.2 million impairment related to the goodwill of the Desktop reporting unit;
ii.	an after-tax $8.3 million impairment of intangible assets of the Desktop reporting unit; and an
iii.	after-tax unrealized gain of $227.7 million related to IAC’s investment in MGM.
(d)	The fourth quarter of 2020 includes after-tax unrealized gain of $439.6 million related to IAC’s investment in MGM.
(e)	The first, second, third and fourth quarters of 2020 include after-tax stock-based compensation expense of $8.9 million, $2.7 million, $4.1 million and $1.5 million, respectively, related to the modification of previously issued HomeAdvisor equity awards and previously issued Angie’s List equity awards, both of which were converted into ANGI Homeservices’ equity awards in the Combination. The first, second, third and fourth quarters of 2019 include after-tax stock-based compensation expense of $7.4 million, $6.3 million, $5.7 million, and $5.7 million, respectively, related to this modification.
(f)	Quarterly per share amounts may not add to the related annual per share amount because of differences in the average common shares outstanding during each period.
(g)	The Company computed basic and diluted earnings per share for periods prior to the MTCH Separation using the shares issued on June 30, 2020 in connection with the MTCH Separation.